Employee and Agent Benefits - Other Postretirement Plan Changes and Plan Gains Losses (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021
Other postretirement benefits
Defined Benefit Plan Disclosures
Benefit liability		$ 58.6	$ 79.2	$ 92.5
Net unrecognized actuarial loss		$ 17.0	$ 6.4
Prior period service cost				$ 0.1
Amount of assets in excess of expected liability for retirees, re-designated for non-retiree benefits	$ 656.5
Percentage of assets in excess of expected liabilities to fund other benefits covered under the plans	125.00%
Long-Term Care Assistance Plan | PFG | Benefit Plans
Defined Benefit Plan Disclosures
Benefit liability	$ 2.9				$ 2.9
Net unrecognized actuarial loss	2.0
Prior period service cost	$ 0.7